FINANCIAL AND OTHER INCOME, NET (Schedule of Financial and Other Income, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Interest income	$ 3,905	$ 3,489	$ 2,960
Amortization of discount on marketable securities, net	503	1,747	281
Bank fees and other finance expenses	(28)	(34)	(31)
Foreign currency transaction adjustments	(310)	(20)	5
Gain (loss) from sales and disposals of fixed assets	1	0	(7)
Financial and other income, net	$ 4,071	$ 5,182	$ 3,208